Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes for the years ended December 31, 2020 and 2019 was computed at the UK statutory income tax rate. The income tax provision for the years then ended comprised (in thousands):

	Year Ended December 31,
	2020	2019
Current income tax provision
United Kingdom	$—	$—
Foreign	253	15
Total current expense:	$253	$15

Deferred income tax benefit:
United Kingdom	—	—
Foreign	(221)	—
Total deferred income tax benefit:	(221)	—

Total provision for income taxes	$32	$15
A reconciliation of income tax expense computed at the statutory UK income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Income taxes at UK statutory rate	$(11,458)	$(3,724)
Permanent differences	340	238
UK R&D tax credit	1,664	1,036
Change in valuation allowance	8,683	2,205
State income taxes	(5)	5
Deferred tax asset true-up	919	—
Other	(111)	255
	$32	$15
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 consist of the following (in thousands):

	Year Ended December 31,,
	2020	2019
Net operating loss carryforward	$10,075	$2,936
Charitable contributions	—	2
Share-based compensation	3,128	757
Reserves and accruals	62	—
Total deferred tax assets	13,265	3,695
Valuation allowance	$(13,000)	$(3,665)

Depreciation	(44)	(30)
Total deferred tax liabilities	(44)	(30)
Net deferred tax assets	$221	$—
As of December 31, 2020 and 2019, the Company had UK net operating loss carryforwards of approximately $53.0 million and $17.7 million, respectively, that can be carried forward indefinitely.
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2020 and 2019 related primarily to the increases in net operating loss and were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of year	$3,665	$1,321
Increases recorded to income tax provision	8,683	2,344
Increases recorded to CTA	652
Decreases recorded to income tax provision	—	—
Valuation allowance at end of year	$13,000	$3,665
Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2020 and 2019, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all of the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance against its net UK deferred tax assets as of December 31, 2020 and 2019. The deferred tax asset recognized relates entirely to the US entity.
The Company applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. There were no material uncertain tax positions as of December 31, 2020 and 2019.
The Company will recognize interest and penalties related to uncertain tax positions in income tax expense when in a taxable income position. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations and comprehensive loss.
The Company and its subsidiaries file income tax returns in the UK and U.S. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the federal, state, or foreign tax authorities, if such tax attributes are utilized in a future period.